Offerings - Offering: 1	Sep. 10, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	4,099,997
Proposed Maximum Offering Price per Unit	50
Maximum Aggregate Offering Price	$ 204,999,850
Fee Rate	0.01476%
Amount of Registration Fee	$ 30,257.98
Offering Note
(1)
This “Calculation of Filing Fee Table” relates to the Registration Statement on Form S-3 (File No. 333-261076) filed by StepStone Group Inc. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.